Loss Per Share - Schedule Of Computation Of Original and Restated Basic And Diluted Loss Per Share (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Exchange ratio	2.13	2.13	2.13